Non-Controlling Interests (Details) - HKD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Non-Controlling Interests [Line Items]
Declaration of dividend	$ 40,400	$ 50,000
Fortune Jet [Member]
Non-Controlling Interests [Line Items]
Declaration of dividend	$ 404,000	$ 500,000
Rate of non-controlling interests	10.00%